Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,003,021	¥ 1,277,362
Cash flows:
Proceeds from issuance of subordinated bonds	99,984	95,533	¥ 90,135
Redemption of subordinated bonds		(382,600)	(361,820)
Non-cash changes:
Foreign exchange translations	43,940	47,143
Others	(33,195)	(34,417)
Subordinated bonds at end of period	¥ 1,113,750	¥ 1,003,021	¥ 1,277,362